Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions. Identified below are the accounting policies that reflect the Company’s most significant estimates and judgments, and those that the Company believes are the most critical to fully understanding and evaluating its consolidated financial statements. Significant accounting estimates reflected in the Company’s consolidated financial statements include but not limited to the useful lives of property and equipment, impairment of long-lived assets, valuation of accounts receivables, prepayments, other receivable, inventory and deferred tax assets. Actual results could differ from these estimates.

Cash

Cash consists of cash on hand and at banks. The Company has not experienced any losses in such accounts and does not believe the cash is exposed to any significant risk.

Accounts Receivable, Net

Accounts receivable represents the revenues earned from the clients but have not yet collected. Accounts receivable is recorded at net realizable value.

On November 1, 2023, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. The Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost, of which the Company reported only accounts receivable as of October 31, 2024. Results for reporting periods beginning November 1, 2023 are presented under ASC 326.

The Company carries accounts receivable at the face amounts less a reserve for estimated credit losses. As of October 31, 2023, the Company recorded an allowance for credit losses related to accounts receivable of $803,170. The Company estimated its reserve for credit losses using relevant available information from internal and external sources relating to past events, current conditions and reasonable and supportable forecasts. Consequently, to reflect the cumulative effects of the adoption of ASC 326, the Company recorded the balance of the reserve for credit losses was $799,617 as of November 1, 2023. During the year ended October 31, 2024, the Company reversed $79,442 adjustments for credit losses on the consolidated financial statement related to accounts receivable. As of October 31, 2024, the reserve for credit losses was $741,753.

Prepayment, Net

Prepayments are cash deposited or advanced to suppliers for future inventory purchases or service providers for future services. This amount is refundable and bears no interest. For any prepayments determined by management that such advances will not be in receipts of inventories, services, or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

Other Receivables

Other receivables primarily include advances to employees, and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

On November 1, 2023, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. The Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost, and the adoption of ASU 2016 had no impact on other receivables.

Inventories

Inventories are stated at the lower of cost (weighted average basis) or net realizable value. The methods of determining inventory costs are used consistently from year to year. Net realizable value is based on estimated selling prices less selling expenses and any further costs expected to be incurred for completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances.

Lease

Under ASC Topic 842, lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and lease liabilities.

The Company may recognize the lease payments in the unaudited interim condensed consolidated statements of income on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Company elected the practical expedients for an entity ongoing accounting and applied the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Company’s accounting for finance lease (formerly called capital lease) remains substantially unchanged. ASC Topic 842 adoption did not have a material impact on the Company’s consolidated financial statements. On the other hand, operating lease expense is recognized on a straight-line basis over the lease term.

The Company evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended October 31, 2024 and 2023, the Company did not have any impairment loss against its operating lease ROU assets.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and accumulated impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Expenditure for maintenance and repairs is expensed as incurred.

The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the lower of the carrying value or fair value less cost to sell the relevant assets and is recognized in general and administrative expenses in the consolidated statements of income and comprehensive income.

The depreciation is recorded under the general and administrative expenses as well as research and development expenses in the consolidated statements of income and comprehensive income.

Intangible Assets

Intangible assets mainly comprise patent right. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization of intangible assets is computed using the straight-line method over their estimated useful lives. The amortization is recorded under the general and administrative expenses in the consolidated statements of income and comprehensive income.

The estimated useful lives of the Company’s intangible assets are listed below:

Estimated useful lives (years)
Patent right	20

Impairment of Long-lived Assets

In accordance with ASC 360-10-35, the Company reviews the carrying values of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Based on the existence of one or more indicators of impairment, the Company measures any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Company’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Company’s business model is determined by its management. An impairment loss would be recorded if the Company determined that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized is measured by the amount by which the carrying values of the assets exceed the fair value of the assets. For the year ended October 31, 2024, the impairment of fixed assets was recorded as $33,841. No impairment has been recorded by the Company for the year ended October 31, 2023.

Revenue Recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenues when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company recognizes revenues following the five-step model prescribed under Topic 606: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation.

Revenues are recognized when control of the promised goods or services is transferred to our customers, which may occur at a point in time or over time depending on the terms and conditions of the agreement, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

The Company generates its revenues primarily from three sources: (1) Wastewater treatment revenue, (2) River water quality management revenue, (3) Product sales revenue and (4) Others. The Company recognizes revenue, excluding any VAT, when performance obligations under the terms of a contract with its customers are satisfied. This occurs when the control of the goods and services have been transferred to the customer.

(1) Wastewater treatment revenue

For wastewater treatment projects, the Company contracts with customers to provide design proposal according to customers’ need and complete the construction. The terms of pricing and payment are fixed with no discount or rebate offered, no variable consideration is involved. Apart from the completion of the construction, an assurance-type warranty promise is identified in the contract, which normally for one year. This promise is used to complete the project, and the customers cannot benefit from standalone promise. Thus, there is only one performance obligation with standard quality guarantee for wastewater treatment projects. The revenue is recognized at a point in time since the projects do not meet any of the following criteria:

1.	The customer simultaneously receives and consumes the economic benefits of the provided asset as the entity performs;

2.	The seller’s performance creates or enhances an asset controlled by the customer as the asset is created or enhanced; or

3.	The seller’s performance creates an asset with no alternative use, and the seller has an enforceable right to payment for performance completed to date.

The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of project, usually at the time when the project has been passed final acceptance by customers. The control of the project is then transferred from the Company to the customers upon completion of customers’ final acceptance. Payments are due from its customers based on the payment terms established in its contracts.

The Company only provides customers with the assurance that the projects would function in accordance with agreed-upon specifications are accounted for in accordance with existing guidance on product warranties. Hence, the warranties are considered as assurance type warranties, and would be treated as a liability with no impact to revenue recognition.

(2) River water quality management revenue

For river water quality management projects, the Company contracts with customers to provide design proposal according to customers’ need and achieve the target of water quality improvement which often takes an extended period of time. The terms of pricing and payment are fixed, no variable consideration is involved. Thus, there is only one performance obligation. Revenue generated from river water quality management is recognized over time using contract cost-based input method to measure progress. Contract costs include labor, material and allocable indirect expenses. Revenue is recognized proportionally as contract costs are incurred plus estimated fees. Under this method, the extent of progress towards completion is measured based on the ratio of total cost incurred to date to the total estimated cost at completion of the performance obligation. Revenues are recorded proportionally as total costs are incurred. The customer simultaneously receives and consumes the economic benefits once the river water quality management projects are performed. Payments are due from its customers based on the payment terms established in its contracts.

The Company only provides customers with the assurance that the products would function in accordance with agreed-upon specifications are accounted for in accordance with existing guidance on product warranties. Hence, the warranties are considered as assurance type warranties, and would be treated as a liability with no impact to revenue recognition.

(3) Product sales revenue

For product sales, the Company contracts with customers to provide hydrophyte and chemical reagent, which is the only performance obligation under the contract. The terms of pricing and payment are fixed with no discount or rebate offered, no variable consideration is involved. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of delivery to the customers, usually at the time when the goods related to products sales contract is delivered to and accepted by the customers. Payments are due from its customers based on the payment terms established in its contracts.

Revenue by major product line

	For The Years Ended October 31,
	2024	2023	2022
Wastewater treatment revenue	$2,468,097	2,355,126	$650,308
River water quality management revenue	6,864,631	4,436,214	1,910,425
Product sales revenue	2,192,864	2,648,445	1,008,042
Others	16,700	7,549	24,927
Total Revenue	$11,542,292	9,447,334	3,593,702

Cost of Revenues

Cost of revenues consists primarily of materials purchased from suppliers, and labor cost (including salaries and benefits), as well as project and production support cost, which are directly related to revenue generating transactions. These costs are charged to the consolidated statements of income and comprehensive income as incurred.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets.

The revenue is recognized when control of the promised is rendered over the service period and the payment from customers is not contingent on a future event, and the right to consideration in exchange that the Company has transferred to a customer is only conditioned on the passage of time. The contract assets as of October 31, 2024 and 2023 are as follows:

	October 31, 2024	October 31, 2023
Contract assets for wastewater treatment revenue	$281,548	$5,467
Contract assets for river water quality management revenue	322,431	139,409
Total	$603,979	$144,876

Contract liabilities represents cash payment received from customers in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time and point in time. Contract liabilities are derecognized when or as revenue is recognized. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were $nil and $4,439,871 for the years ended October 31, 2024 and 2023, respectively. No contract liabilities balances was recorded as of October 31, 2024 and 2023.

General and administrative expenses

General and administrative expenses consist primarily of salaries and welfare expenses and related expenses for employees involved in general corporate functions, including accounting, legal and human resources; and costs associated with use by these functions of facilities and equipment, such as traveling and general expenses, professional service fees, depreciation, amortization and other general corporate related expenses. These expenses are charged to the consolidated statements of income and comprehensive income as incurred.

Selling expenses

Selling expenses consist primarily of salaries and welfare expenses to sales and marketing personnel and costs associated with use by sales function, such as travelling expenses, business entertainment expense and other sales related expenses. These expenses are charged to the consolidated statements of income and comprehensive income as incurred.

Research and Development Expenses

Research and development expenses consist primarily of compensation and benefits to research and development staffs, and costs associated with use by research and development function of facilities and equipment, such as traveling and general expenses, depreciation and other expenses related to research and development. These expenses are charged to the consolidated statements of income and comprehensive income as incurred.

Comprehensive income

The Company applies ASC 220, Comprehensive Income (“ASC 220”), with respect to reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income is defined to include all changes in equity of the Company during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years ended October 31, 2024 and 2023, the Company’s comprehensive income includes net income, and other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company’s subsidiaries not using the U.S. dollar as their functional currencies.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to Xinzi shareholders, divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Fair Value Measurements

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1 – observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – include other inputs that are directly or indirectly observable in the market place.

Level 3 – unobservable inputs which are supported by little or no market activity.

The carrying value of the Company’s financial instruments, including cash, accounts and other receivables, other current assets, accounts and other payables, and other short-term liabilities approximate their fair value due to their short maturities.

Income Taxes

The Company’s subsidiaries in China are subject to the income tax laws of the relevant tax jurisdiction. No taxable income was generated outside the PRC for the years ended October 31, 2024 and 2023. The Company accounts for income tax in accordance with U.S. GAAP.

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of income and comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2024 and 2023 are subject to examination by any applicable tax authorities. The Company had no uncertain tax position for the years ended October 31, 2024 and 2023.

Foreign Currency and Foreign Currency Translation

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company is the United States dollar (“US dollar”). The functional currency of the Company’s subsidiaries in the Hong Kong, China is the Hong Kong dollar (“HKD”). The functional currency of the Company’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”).

The consolidated financial statements are presented in U.S. dollars. Assets and liabilities are translated into U.S. dollars at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts are translated using the historical exchange rates at the date the entry to shareholders’ equity was recorded, except for the change in retained earnings during the period, which is translated using the historical exchange rates used to translate each period’s income statement. Differences resulting from translating functional currencies to the reporting currency are recorded in accumulated other comprehensive income in the consolidated balance sheets.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of income and comprehensive income.

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
October 31, 2024	RMB7.1178 to $1
October 31, 2023	RMB7.3166 to $1

Income statement and cash flows items
For the year ended October 31, 2024	RMB7.1855 to $1
For the year ended October 31, 2023	RMB7.0637 to $1
For the year ended October 31, 2022	RMB6.6150 to $1

Segment Reporting

The Company’s management reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Restricted Assets

The Company’s PRC Operating Subsidiary should comply with existing regulations when transferring a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to certain administrative and procedural requirements. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s PRC Operating Subsidiary are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations are conducted, and revenues are generated in China, and all of the Company’s revenues earned and currency received, are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into U.S. dollars.

Financial Statement Reclassification

Certain amounts in the prior year consolidated financial statements have been reclassified for comparison purposes to conform to the presentation in the current year consolidated financial statements. These reclassifications had no effect on the reported results of operations or financial position.

Recent Accounting Pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this update: (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”), (2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, (3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods, and (4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources, (5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating the impact of the update on Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income — Expense Disaggregation Disclosures”, which focuses on improving the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. In January 6, 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”, the amendment in this update clarifies the effective date of ASU 2024-03, which is that public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.